Commitments and Contingencies - Operating Lease Commitments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 215,634
2020	185,902
2021	152,512
2022	129,675
2023	98,319
Thereafter	281,482
Total future minimum lease payments	1,063,524
Rental expense	258,600	$ 220,200	$ 204,600
Remaining minimum payments under lease financing obligation	43,800
Lease financing obligation balance at end of lease term	21,100
Build-to-Suit Lease Arrangement [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Lease financing obligation, gross carrying value	44,600	34,000
Lease financing obligation, accumulated depreciation	3,100	$ 1,800
Other Noncurrent Liabilities [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Lease financing obligation balance	$ 34,000
Maximum [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Duration of renew option	57 years